Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock,$0.01 par value per share
Amount Registered | shares	559,581
Proposed Maximum Offering Price per Unit	13.37
Maximum Aggregate Offering Price	$ 7,481,597.97
Fee Rate	0.0087%
Amount of Registration Fee	$ 650.90
Offering Note	(1) Pursuant to rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also relates to such indeterminate number of shares of common stock as may be issuable under Winchester Bancorp, Inc. 2026 Equity Incentive Plan (the"Plan") to prevent dilution in the event of stock dividend, stock split, recapitalization, or other similar changes in capital structure, merger, consolidation, spin-off, spin-out, split-up, reorganization, partial or complete liquidation, or other distribution of assets, issuance of rights and warrants to purchase securities, or any other corporate transaction or event having an effect similar to any the foregoing. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $13.37 per shares represents the average of the high and low prices of the registrant's common stock as reported on Nasdaq on November 2, 2026.